Related Party Transactions - Other Agreements (Details) YD3 in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) YD3 UNIT	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Due to affiliates	$ 35,000,000	$ 32,000,000
Accrued liabilities—related party	$ 1,000,000	16,000,000
CCL [Member] | Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Agreement Term	10 years
Accrued liabilities—related party	$ 1,000,000	$ 1,000,000
CCL [Member] | Cheniere Land Holdings [Member] | Lease Agreements [Member]
Related Party Transaction [Line Items]
Annual lease payment	$ 600,000
CCL [Member] | Cheniere Land Holdings [Member] | Lease Agreements [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lease Term	3 years
CCL [Member] | Cheniere Land Holdings [Member] | Lease Agreements [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Lease Term	10 years
CCL [Member] | Cheniere Land Holdings [Member] | Easement Agreements [Member]
Related Party Transaction [Line Items]
Annual lease payment	$ 100,000
CCL [Member] | Cheniere Land Holdings [Member] | Easement Agreements [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Agreement Term	3 years
CCL [Member] | Cheniere Land Holdings [Member] | Easement Agreements [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement Term	5 years
CCL [Member] | Cheniere Land Holdings [Member] | Dredge Material Disposal Agreement [Member]
Related Party Transaction [Line Items]
Dredge Material Deposits, Price Per Cubic Yard Of Deposit	$ 0.50
Dredge Material Deposits, Deposit Threshold | YD3	5.0
Dredge Material Deposits, Price Per Cubic Yard Of Deposit After Exceeding Threshold	$ 4.62
CCL [Member] | Cheniere [Member] | Tax Sharing Agreement [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0
CCP [Member] | Cheniere Corpus Christi Liquefaction Stage III, LLC [Member] | Natural Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Agreement Term	20 years
Related Party Agreement, Number Of Available Extensions | UNIT	2
Related Party Agreement, Term Of Available Extension	5 years
CCP [Member] | Cheniere [Member] | Tax Sharing Agreement [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0